United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/08

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 May 7, 2007
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             49
Form 13 Information Table Value Total:             259,309 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN     COLUMN 6    		    COLUMN 7	   	      COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    		  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL   		   DISCRETION  MANAGERS        SOLE   SHARED  NONE


AMBAC FINANCIAL GROUP 	COM	023139108	1,580 	274,810 	SH				SOLE				274,810
ANSWERS CORP 		COM	03662X100	257 	50,000 		SH				SOLE				50,000
APPLIED ENERGETICS, 	COM	03819M106	100 	60,000 		SH				SOLE				60,000
BANKUNITED FINANCIAL 	COM	06652B103	670 	133,795 	SH				SOLE				133,795
BARRICK GOLD CORP	COM	067901108	17,380 	400,000 	SH				SOLE				400,000
BLUE NILE, INC. CMN	COM	09578R103	8,556 	158,000 	SH				SOLE				158,000
BROOKFIELD HOMES CORP	COM	112723101	7,878 	468,918 	SH				SOLE				468,918
BUILD-A-BEAR WORKSHOP	COM	120076104	909 	100,001 	SH				SOLE				100,001
CENTAMIN EGYPT LTD 	COM	Q2159B110	1,243 	900,000 	SH				SOLE				900,000
CORUS BANKSHARES INC 	COM	220873103	973 	100,000 	SH				SOLE				100,000
COUNTRYWIDE FINANCIAL	COM	222372104	3,171 	576,565 	SH				SOLE				576,565
DOWNEY FINANCIAL CORP	COM	261018105	8,567 	466,116 	SH				SOLE				466,116
FIRST MERCHANTS ACCEPN	COM	320816101	1 	214,400 	SH				SOLE				214,400
FIRSTFED FINANCIAL 	COM	337907109	2,715 	100,000 	SH				SOLE				100,000
FREMONT GENERAL CORP	COM	357288109	270 	562,500 	SH				SOLE				562,500
GOLDCORP INC 		COM	380956409	23,250 	600,000 	SH				SOLE				600,000
HOVNANIAN K ENTERPRISES	COM	442487203	1,389 	131,000 	SH				SOLE				131,000
IMERGENT, INC. 		COM	45247Q100	1,518 	133,243 	SH				SOLE				133,243
INDYMAC BANCORP, INC. 	COM	456607100	1,744 	351,545 	SH				SOLE				351,545
LIFE PARTNERS HOLDINGS  COM	53215T106	1 	3 		SH				SOLE				3
MARCHEX INC CMN CLASS 	COM	56624R108	898 	90,000 		SH				SOLE				90,000
MARKET VECTORS ETF GOLD	ETF	57060U100	19,080 	400,000 	SH				SOLE				400,000
MBIA INC 		COM	55262C100	1,894 	155,000 	SH				SOLE				155,000
MEDIS TECHNOLOGIES 	COM	58500P107	1,534 	169,100 	SH				SOLE				169,100
MICROVISION INC (WASH) 	COM	594960106	350 	144,700 	SH				SOLE				144,700
NAUTILUS INC CMN	COM	63910B102	329 	100,000 	SH				SOLE				100,000
NEW CENTURY FINANCIAL 	COM	6435EV108	2 	204,090 	SH				SOLE				204,090
NOVASTAR FINANCIAL, 	COM	669947889	107 	60,000 		SH				SOLE				60,000
OVERSTOCK.COM INC DEL	COM	690370101	6,116 	513,499 	SH				SOLE				513,499
POOL CORP 		COM	73278L105	3,390 	179,446 	SH				SOLE				179,446
PORTFOLIO RECOVERY 	COM	73640Q105	4,461 	104,000 	SH				SOLE				104,000
PUT/IMB(IMBPB)		PUT	456607100	253 	500 		PUT				SOLE				500
PUT/PRAA(PBBRF)        	PUT	73640Q105	4 	50 		PUT				SOLE				50
PUT/PRAA(PBBUF)         PUT	73640Q105	8 	50 		PUT				SOLE				50
RADIAN GROUP INC.	COM	750236101	1,150 	175,000 	SH				SOLE				175,000
SEARS HOLDINGS CORP	COM	812350106	3,165 	31,000 		SH				SOLE				31,000
ST. JOE COMPANY 	COM	790148100	4,379 	102,000 	SH				SOLE				102,000
STREETTRACKS GOLD TRUST ETF	863307104	90,410 	1,000,000 	SH				SOLE				1,000,000
SULPHCO, INC. 		COM	865378103	1,334 	320,000 	SH				SOLE				320,000
TRIAD GUARANTY INC 	COM	895925105	415 	83,000 		SH				SOLE				83,000
TRUE RELIGION APPAREL	COM	89784N104	4,712 	254,000 	SH				SOLE				254,000
TURBOCHEF TECHNOLOGIES	COM	900006206	326 	50,000 		SH				SOLE				50,000
ULTRASHORT FTSE/XINHUA 	ETF	74347R321	5,597 	60,000 		SH				SOLE				60,000
ULTRASHORT QQQ PROSHARES ETF	74347R875	19,880 	400,000 	SH				SOLE				400,000
UNDER ARMOUR, INC.	COM	904311107	4,136 	113,000 	SH				SOLE				113,000
VYYO INC.		COM	918458209	20 	50,000 		SH				SOLE				50,000
WORLD ACCEP CORP DEL	COM	981419104	3,185 	100,000 	SH				SOLE				100,000
WTS/CELL KINETICS LTD. 	WTS	M2196W113	1 	363 		CALL				SOLE				363
WTS/PEGASUS WIRELESS 	WTS	705990414	1 	2,272 		CALL				SOLE				2,272





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